Financial Instruments	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Financial Instruments

16.	Financial Instruments

a)	Fair value

The carrying values of cash, accounts payable and due to related parties approximate their fair values due to the relatively short period to maturity of those financial instruments. The carrying value of the long-term debt approximates its fair value due to the floating rate interest charged under the credit facility. Financial instruments recorded at fair value on the statements of financial position are classified using a fair value hierarchy.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities and the lowest priority to unobservable inputs. The three levels of the fair value hierarchy are as follows:

Level 1: Unadjusted quoted prices in active markets for identical assets or liabilities;

Level 2: Inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly (i.e., as prices) or indirectly (i.e., derived from prices); and

Level 3: Inputs that are not based on observable market data.

As at December 31, 2025, the financial instruments recorded at fair value on the statement of financial position are cash and marketable securities which are measured using Level 1, and the financial instruments recorded at amortized cost are reclamation bonds, accounts payable, due to related parties and loans payable.

The following are the contractual maturities of financial liabilities as at December 31, 2025:

	< 1 Year	1-2 Years	3-5 Years
Accounts payable	1,242,676	—	—
Due to related parties	278,502	—	—
Loan payable	—	—	12,151,389

b)	Classification of financial instruments

Financial assets included in the statement of financial position are as follows:

	December 31, 2025	December 31, 2024
Fair value through profit and loss:
Cash	$3,349,977	$1,350,411
Marketable securities	19,884	34,563

Amortized cost:
Reclamation bonds	16,725,199	16,087,691

Financial liabilities included in the statement of financial position are as follows:

	December 31, 2025	December 31, 2024
Non-derivative financial liabilities:
Accounts payable	$1,242,676	$760,631
Due to related parties	278,502	223,489
Loan payable	12,151,389	9,283,793

Anfield Energy Inc.

Notes to the Consolidated Financial Statements

For the years ended December 31, 2025 and 2024

(Expressed in Canadian Dollars)